Schedule of diluted loss per share (Details) - shares	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Short-term Debt [Line Items]
Total	11,920,061			17,767,643
Convertible Notes And Accrued Interest [Member]
Short-term Debt [Line Items]
Total	945,643			16,355,950
Convertible Class C Preferred Shares [Member]
Short-term Debt [Line Items]
Total	8,968,918			1,411,692
Warrant And Option [Member]
Short-term Debt [Line Items]
Total				1